Other long-term liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term liabilities

	As at September 30, 2025	As at September 30, 2024
	$	$
Deferred revenue	153,872	137,450
Deferred compensation plan liabilities (Note 17)	139,317	124,447
Other	47,984	39,185
	341,173	301,082